Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment is comprised of the following (in thousands):

	2012	2011
Land	$115,887	$104,130
Grandstands and buildings	413,896	364,823
Equipment	180,452	155,194
Furniture and fixtures	45,810	38,280
Tracks and other improvements	92,197	80,785
Construction in progress	7,793	4,548
	856,035	747,760
Accumulated depreciation	(313,153)	(270,404)
	$542,882	$477,356

Depreciation expense was approximately $44.4 million, $43.3 million and $36.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is classified in operating expenses in the Consolidated Statements of Comprehensive Income.
During the year ended December 31, 2012, the Company began an assessment of potential alternative uses to its Trackside training facility at Churchill Downs. As such, the Company reviewed the useful lives of assets at this facility and commenced accelerated depreciation on certain of its long-term assets, resulting in additional depreciation expense of $0.9 million during the year ended December 31, 2012 related to this facility. The Company has determined that no impairment has occurred for these assets as of December 31, 2012.